Law Offices Ballard Spahr Andrews & Ingersoll, llp 1225 17TH STREET, SUITE 2300 DENVER, COLORADO 80202-5596 303-292-2400 FAX: 303-296-3956 LAWYERS@BALLARDSPAHR.COM	Baltimore, MD Philadelphia, PA Salt Lake City, UT Voorhees, NJ Washington, DC Wilmington, DE
MATTHEW R. DICLEMENTE, ESQ.
DIRECT DIAL: (215) 864-8621
FAX:                   (215) 864-9172
March 2, 2006
Via EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C. 20549

Re:	Old Mutual Insurance Series Fund
Definitive Proxy Statement
Securities Act of 1933 Registration No. 333-19497
Ladies and Gentlemen:
     On behalf of Old Mutual Insurance Series Fund (the “Trust”), attached herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 is the electronic version of the Trust’s definitive proxy statement for a meeting of shareholders to be held on April 19, 2006.
     The Trust intends to begin mailing the definitive proxy statement to shareholders on or about the date hereof.
     If you have any questions concerning these matters, do not hesitate to contact me at (215) 864-8621.

Yours truly,
/s/ Matthew DiClemente
Matthew DiClemente

CC:	Andra C. Ozols, Old Mutual Capital, Inc. John N. Ake